Equity (Deficit) (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576
Increase in Certificates of Contribution “A” during 2022	188,306,717
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293
Increase in Certificates of Contribution “A” during 2023	102,670,500
Certificates of Contribution “A” as of September 30, 2023	Ps.	1,132,262,793

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during the period ended September 30, 2023 totaled Ps. 102,670,500 and were designated for the construction of the Olmeca Refinery in Dos Bocas, the strengthening of PEMEX’s Fertilizers chain, the rehabilitation plan of the National Refining System and the strengthening of PEMEX’s financial condition, as follows:

Date	Construction of the Olmeca Refinery		Strengthening of Fertilizers chain	Rehabilitation Plan of the refineries	Strengthening of financial position
January 19	Ps.	—	600,000	—	—
January 30	—		600,000	—	—
February 23	6,000,000		—	—	—
March 16	—		—	10,500,000	—
July 26	—		—	—	64,970,000
August 10	5,534,500		—	—	—
September 13	—		—	—	6,766,000
September 15	6,000,000		—	—	—
September 15	—		1,700,000	—	—
Total	Ps.	17,534,500	2,900,000	10,500,000	71,736,000